Schedule of Cash of Discontinued Operations (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash at bank — continuing operations	$ 3,339,000	$ 3,505,000		$ 3,137,000
Total consolidated cash	3,339,000	3,505,000	$ 3,450,000	3,137,000	$ 3,378,000
Future NRG Sdn. Bhd. [Member]
Cash at bank — continuing operations	9,649	202,716		268,780
Cash — discontinued operations (within held-for-sale)		3,135,050		1,701,167
Total consolidated cash	$ 9,649	$ 3,337,766		$ 1,969,947	$ 1,429,002